Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial Instruments Measured at Fair Value on Recurring Basis
The following table summarizes the financial instruments measured at fair value on a recurring basis classified in the fair value hierarchy (Level 1, 2 or 3) based on the inputs used for valuation in the accompanying consolidated balance sheets:

	As of December 31, 2012				As of December 31, 2011
Assets (liabilities) in millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Available-for-sale investments	$—	$13.4	$—	$13.4	$—	$16.2	$—	$16.2
Suntech warrant	—	—	0.2	0.2	—	—	0.4	0.4
Interest rate swaps and option thereon	—	(5.0)	—	(5.0)	—	(5.6)	—	(5.6)
Currency forward contracts	(6.6)	—	—	(6.6)	1.2	—	—	1.2
Contingent consideration related to acquisitions	—	—	(24.9)	(24.9)	—	—	(90.8)	(90.8)
Total	$(6.6)	$8.4	$(24.7)	$(22.9)	$1.2	$10.6	$(90.4)	$(78.6)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2012 and 2011:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
In millions	Suntech Warrant	Contingent Consideration Related to Acquisitions	Other Derivatives	Total
Balance at December 31, 2010	$5.2	$(26.2)	$1.6	$(19.4)
Total unrealized (losses) gains included in earnings	(4.8)	23.2	(1.6)	16.8
Acquisitions	—	(87.8)	—	(87.8)
Balance at December 31, 2011	$0.4	$(90.8)	$—	$(90.4)
Total unrealized gains (losses) included in earnings	$(0.2)	$(15.0)	$—	$(15.2)
Payment of contingent consideration	—	80.9	—	80.9
Balance at December 31, 2012	$0.2	$(24.9)	$—	$(24.7)
The amount of total (losses) gains in 2011 included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31, 2011	$(4.8)	$23.2	$(1.6)	$16.8
The amount of total losses in 2012 included in earnings attributable to the change in unrealized (losses) gains relating to assets and liabilities still held at December 31, 2012	$(0.2)	$(15.0)	$—	$(15.2)
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(1)
Amounts included in earnings are recorded to non-operating expense (income) in the consolidated statement of operations, except for the amounts for contingent consideration related to acquisitions, for which changes to the fair value were recorded to marketing and administration in the consolidated statement of operations for fair market value adjustments and to interest expense for accretion.